Commitment and Contingencies - Components of Lease Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Operating lease costs	$ 9,188	$ 6,419
Variable lease costs	3,577	2,825
Total lease costs	$ 12,765	$ 9,244